UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO        February 13, 2011

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  51

Form 13F Information Table Value Total:                  118,733
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 12-31-2011
                                TITLE OF               VALUE    SHRS/   SHR/ PUT/ INVSTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP       (x$1000) PRN AMT  PRN  CALL DISCRTN MGRS  SOLE    SHARED NONE
______________                  _______   _____       _______  _______  ___  ___ _______ _____  ______  ______ ____
ANCHOR BANCORP WA               COM       032838104     1,483  239,231  SH        SOLE          239,231
BANCORPSOUTH INC                COM       059692103       276   25,000  SH        SOLE           25,000
BANK COMM HLDGS                 COM       06424J103     1,956  583,989  SH        SOLE          583,989
BANK OF MARIN BANCORP           COM       063425102     3,326   88,488  SH        SOLE           88,488
BANK OF THE OZARKS INC          COM       063904106     1,482   50,000  SH        SOLE           50,000
BANNER CORP                     COM NEW   06652V208     2,899  169,042  SH        SOLE          169,042
BBCN BANCORP INC                COM       073295107     4,495  475,635  SH        SOLE          475,635
CAROLINA BK HLDGS INC GREENS    COM       143785103       343  140,110  SH        SOLE          140,110
CHARTER FINL CORP WEST PT GA    COM       16122M100     1,347  145,449  SH        SOLE          145,449
CITIGROUP INC                   COM NEW   172967424     1,192   45,290  SH        SOLE           45,290
CITIZENS REPUBLIC BANCORP IN    COM NEW   174420307     9,348  819,988  SH        SOLE          819,988
CITIZENS SOUTH BKG CP DEL       COM       176682102     1,213  346,537  SH        SOLE          346,537
COMERICA INC                    COM       200340107     4,693  181,895  SH        SOLE          181,895
COMMERCE BANCSHARES INC         COM       200525103       849   22,259  SH        SOLE           22,259
COMMUNITY WEST BANCSHARES       COM       204157101       610  409,669  SH        SOLE          409,669
CVB FINL CORP                   COM       126600105       737   73,500  SH        SOLE           73,500
ENTERPRISE FINL SVCS CORP       COM       293712105     1,526  103,100  SH        SOLE          103,100
EVANS BANCORP INC               COM       29911Q208       892   74,800  SH        SOLE           74,800
FIDELITY SOUTHERN CORP NEW      COM       316394105     1,829  300,799  SH        SOLE          300,799
FIFTH THIRD BANCORP             COM       316773100     6,915  543,600  SH        SOLE          543,600
FIRST CMNTY BANCSHARES INC N    COM       31983A103     2,339  187,419  SH        SOLE          187,419
FIRST FINL BANCORP OH           COM       320209109     4,235  254,486  SH        SOLE          254,486
FIRST MERCHANTS CORP            COM       320817109     3,724  439,649  SH        SOLE          439,649
FIRST MIDWEST BANCORP DEL       COM       320867104     3,588  354,200  SH        SOLE          354,200
HANMI FINL CORP                 COM       410495105     3,981  537,983  SH        SOLE          537,983
HERITAGE FINL CORP WASH         COM       42722X106     2,593  206,474  SH        SOLE          206,474
HOME BANCORP INC                COM       43689E107     1,215   78,400  SH        SOLE           78,400
INDIANA COMMUNITY BANCORP       COM       454674102     2,089  142,789  SH        SOLE          142,789
JPMORGAN CHASE & CO             COM       46625H100     2,803   84,300  SH        SOLE           84,300
MERCANTILE BANK CORP            COM       587376104     2,005  205,650  SH        SOLE          205,650
MERIDIAN INTERSTAT BANCORP I    COM       58964Q104     3,369  270,600  SH        SOLE          270,600
NORTH VALLEY BANCORP            COM NEW   66304M204     2,510  261,158  SH        SOLE          261,158
OMNIAMERICAN BANCORP INC        COM       68216R107       377   24,000  SH        SOLE           24,000
PACIFIC CONTINENTAL CORP        COM       69412V108       812   91,786  SH        SOLE           91,786
PARK STERLING CORP              COM       70086Y105       945  231,600  SH        SOLE          231,600
PNC FINL SVCS GROUP INC         COM       693475105     3,725   64,600  SH        SOLE           64,600
PORTER BANCORP INC              COM       736233107     1,410  486,337  SH        SOLE          486,337
PREFERRED BK LOS ANGELES CA     COM NEW   740367404     2,323  311,815  SH        SOLE          311,815
RENASANT CORP                   COM       75970E107     1,301   86,700  SH        SOLE           86,700
RIVERVIEW BANCORP INC           COM       769397100     1,359  573,600  SH        SOLE          573,600
SIMMONS 1ST NATL CORP           CL A$1PAR 828730200       536   19,700  SH        SOLE           19,700
SOUTHERN CMNTY FINL CORP        COM       842632101       423  355,532  SH        SOLE          355,532
SOUTHERN MO BANCORP INC         COM       843380106     1,463   65,100  SH        SOLE           65,100
SOUTHWEST BANCORP INC OKLA      COM       844767103     1,263  211,935  SH        SOLE          211,935
STERLING BANCORP                COM       859158107     2,792  323,100  SH        SOLE          323,100
TAYLOR CAP GROUP INC            COM       876851106     1,197  123,116  SH        SOLE            9,633
TFS FINL CORP                   COM       87240R107     3,596  401,300  SH        SOLE          401,300
TOWER FINANCIAL CORP            COM       891769101     1,670  201,017  SH        SOLE          201,017
WELLS FARGO & CO NEW            COM       949746101     8,078  293,100  SH        SOLE          293,100
WILSHIRE BANCORP INC            COM       97186T108     1,539  424,000  SH        SOLE          424,000
WINTRUST FINANCIAL CORP         COM       97650W108     2,062   73,522  SH        SOLE           73,522